As filed with the Securities and Exchange Commission on May 20, 2011
Securities Act File No. 002-17226
Investment Company Act No. 811-0994

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1933
Post-effective Amendment No. 87	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Post-effective Amendment No. 49	☑
(Check appropriate box or boxes)

BURNHAM INVESTORS TRUST
1325 Avenue of the Americas
New York, New York 10019
(Address of Principal Executive Offices)
Registrant’s Telephone Number; including Area Code: (800) 874-FUND
Jon M. Burnham
1325 Avenue of the Americas, 26th Floor
New York, New York 10019
(Name and Address of Agent for Service of Process)
Copies of Communications to:
Michael P. Malloy, Esq.
Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996
It is proposed that this filing will become effective (check appropriate box):
☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(3)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of rule 485

EXPLANATORY NOTE
This Post-Effective Amendment (“PEA”) No. 87 to the Registration Statement of Burnham Investors Trust (the “Trust”) hereby incorporates the Trust’s PEA No. 86 on Form N-1A filed on April 29, 2011. This PEA No. 87 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 86 to the Trust’s Registration Statement.
The exhibits filed herewith do not constitute the complete publicly filed disclosure of the Trust and should be used in conjunction with the complete prospectuses of the Trust.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Burnham Investors Trust certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this post-effective amendment No. 87 to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on this 20th day of May, 2011.

BURNHAM INVESTORS TRUST

By:	/s/ Jon M. Burnham Jon M. Burnham
Chairman, President and Chief Executive Officer
Pursuant to the requirements of the 1933 Act, this post-effective amendment No. 86 to the registration statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

s/ Jon M. Burnham Jon M. Burnham	President, Chief Executive Officer, Chairman and Trustee	May 20, 2011

/s/ Michael E. Barna Michael E. Barna	Executive Vice President, Chief Financial Officer and Secretary	May 20, 2011

Joyce E. Heinzerling*	Trustee	May 20, 2011

Suzanne D. Jaffe*	Trustee	May 20, 2011

David L. Landsittel*	Trustee	May 20, 2011

Bruce Mac Corkindale*	Trustee	May 20, 2011

John C. McDonald*	Trustee	May 20, 2011

Robert F. Shapiro*	Trustee	May 20, 2011

*By:	/s/ Michael E. Barna Michael E. Barna, Attorney-in-fact under powers of attorney previously filed.

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase